33. FINANCIAL RESULTS (Details) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfFinancialResultsLineItems [Line Items]
Finance income		$ 1,432	$ 849	$ 331
Finance expenses		(5,112)	(4,277)	(1,257)
Other financial results		(2,266)	(80)	1,719
Total financial results, net		(5,946)	(3,508)	793
Commercial interest
DisclosureOfFinancialResultsLineItems [Line Items]
Finance income		986	677	239
Finance expenses		(1,030)	(1,021)	(194)
Financial interest
DisclosureOfFinancialResultsLineItems [Line Items]
Finance income		334	67	61
Finance expenses	[1]	(3,714)	(3,083)	(937)
Other interest
DisclosureOfFinancialResultsLineItems [Line Items]
Finance income		112	105	31
Finance expenses		(5)	(3)	(2)
Fiscal interest
DisclosureOfFinancialResultsLineItems [Line Items]
Finance expenses		(260)	(76)	(75)
Taxes and bank commissions
DisclosureOfFinancialResultsLineItems [Line Items]
Finance expenses		(78)	(36)	(33)
Other financial expenses
DisclosureOfFinancialResultsLineItems [Line Items]
Finance expenses		(25)	(58)	(16)
Foreign currency exchange difference, net
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results		(3,558)	(1,099)	(566)
Result from repurchase of Corporate Bonds
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results		0	(4)	10
Changes in the fair value of financial instruments
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results		1,471	1,120	2,271
Discounted value measurement
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results		(144)	(65)	23
Asset retirement obligation
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results		(40)	(32)	(19)
Other financial results
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results		$ 2	$ 0	$ 0

[1]	Net of $ 369 million, $ 419 million and $ 434 million capitalized in property, plant and equipment for the years ended December 31, 2017, 2016 and 2015, respectively.